Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Operating leases:
Operating lease right-of-use assets	$ 1,507	$ 1,656
Operating lease liabilities		(942)
Finance leases:
Finance lease right-of-use assets		713
Finance lease liabilities		$ (857)
Weighted average remaining lease term:
Operating leases		4 years 10 months 25 days
Finance leases		2 years 4 months 24 days
Weighted average discount rate:
Operating leases		7.10%
Finance leases		6.90%